Concentrations (Details)	3 Months Ended		6 Months Ended				12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2017	Jun. 30, 2016
Concentrations Details
Company's two largest customers percent accounted of sales number one	16.00%	15.00%	9.00%	6.00%	19.00%	75.00%	50.00%	27.00%
Company's two largest customers percent accounted of sales number two	3.00%	3.00%	12.00%	6.00%	9.00%	1.00%	7.00%	26.00%